Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares, issued	36,279,355	26,500,959	24,454,000
Common stock, shares, outstanding	36,279,355	26,500,959	24,454,000
Preferred Stock A
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	100,000	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000	100,000
Preferred Stock B
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	675,015	593,742	317,677
Preferred stock, shares outstanding	675,015	593,742	317,677